Supply Chain Financing (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 28, 2024	Dec. 30, 2023
Text Block [Abstract]
Supplier Finance Program, Obligation, Current	$ 1,478	$ 1,655
Supplier Finance Program, Obligation, Settlement	(6,636)
Supplier Finance Program, Obligation, Current, Statement of Financial Position [Extensible Enumeration]		Accounts payable and other current liabilities
Supplier Finance Program, Obligation, Addition	6,552
Translation Adjustment Functional to Reporting Currency, Net of Tax, Period Increase (Decrease)	$ (93)